Fair Value Measurements (Narrative) (Details) - EBP 002	Dec. 31, 2025
EBP, Employer, Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Mutual Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Common Collective Trust
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]
Stable Value Fund
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Valuation Technique [Extensible Enumeration]	Valuation, Market Approach [Member]